Form N-1A Cover	Feb. 29, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 29, 2024
Prospectus Date	Jun. 28, 2024